UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21795

Name of Fund: BlackRock Global Dynamic Equity Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Global Dynamic Equity Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

                                                                  Shares
Country             Industry                                        Held  Common Stocks                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 1.4%    Beverages - 0.0%                              19,300  Coca-Cola Amatil Ltd.                        $    117,697
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.3%                        14,300  Macquarie Bank Ltd.                               900,709
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.5%                        39,500  BHP Billiton Ltd.                                 809,019
                                                                  13,200  Newcrest Mining Ltd.                              216,620
                                                                   9,700  Rio Tinto Ltd.                                    583,813
                                                                  18,300  Zinifex Ltd.                                      237,440
                                                                                                                       ------------
                                                                                                                          1,846,892
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.1%             9,100  Woodside Petroleum Ltd.                           266,575
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                43,600  Great Southern Plantations Ltd.                    89,138
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.5%          89,000  Macquarie Airports                                246,158
                                                                 261,600  Macquarie Infrastructure Group                    745,507
                                                                 214,800  Sydney Roads Group                                222,122
                                                                  58,000  Transurban Group                                  348,950
                                                                                                                       ------------
                                                                                                                          1,562,737
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Australia                4,783,748
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.0%      Diversified Telecommunication                  3,900  Telekom Austria AG                                106,847
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Austria                    106,847
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.2%      Leisure Equipment & Products - 0.2%           25,706  AGFA-Gevaert NV                                   665,782
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Belgium                    665,782
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 2.0%       Commercial Banks - 0.1%                        2,300  Uniao de Bancos Brasileiros SA (b)                218,109
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.1%             16,200  Obrascon Huarte Lain Brasil SA (a)                245,206
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                      3,900  Cia Energetica de Minas Gerais (b)                188,058
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%            4,163,000  Cia Brasileira de Distribuicao Grupo Pao
                                                                          de Acucar                                         136,215
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.1%                          16,500  Cosan SA Industria e Comercio (a)                 316,165
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.1%                            29,400  Datasul (a)                                       276,830
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.1%            7,500  Localiza Rent A Car SA                            226,866
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.2%                        14,200  Companhia Vale do Rio Doce (Preference 'A'
                                                                          Shares) (b)                                       407,966
                                                                   8,100  Usinas Siderurgicas de Minas Gerais SA
                                                                          (Preference 'A' Shares)                           305,840
                                                                                                                       ------------
                                                                                                                            713,806
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 1.0%            36,500  Petroleo Brasileiro SA (b)                      3,456,932
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.1%                            37,000  All America Latina Logistica SA                   400,650
                    ---------------------------------------------------------------------------------------------------------------
                    Water Utilities - 0.1%                        17,000  Companhia de Saneamento de Minas Gerais           189,685
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                    66,500  Vivo Participacoes SA (b)                         253,365
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Brazil                   6,621,887
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 1.2%       Communications Equipment - 0.2%               23,800  Nortel Networks Corp. (a)                         637,126
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                    700  BCE, Inc.                                          18,382
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                                 300  Sun Life Financial, Inc.                           12,873
                    ---------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

                                                                  Shares
Country             Industry                                        Held  Common Stocks                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.7%                        56,900  Alamos Gold, Inc. (a)                        $    438,064
                                                                   7,497  Barrick Gold Corp.                                222,061
                                                                 241,500  Bema Gold Corp. (a)                             1,413,949
                                                                  35,700  Kinross Gold Corp. (a)                            474,810
                                                                                                                       ------------
                                                                                                                          2,548,884
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.3%                            14,500  Canadian Pacific Railway Ltd.                     794,124
                                                                   3,500  Canadian Pacific Railway Ltd. (USD)               191,590
                                                                                                                       ------------
                                                                                                                            985,714
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Canada                   4,202,979
-----------------------------------------------------------------------------------------------------------------------------------
Chile - 0.2%        Commercial Banks - 0.2%                       11,000  Banco Santander Chile SA (b)                      544,060
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                      8,900  Enersis SA (b)                                    140,264
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Chile                      684,324
-----------------------------------------------------------------------------------------------------------------------------------
China - 1.9%        Automobiles - 0.0%                           161,500  Denway Motors Ltd.                                 68,103
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.1%                  398,000  Shanghai Electric Group Corp.                     194,334
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.1%                         340,000  Chaoda Modern Agriculture Holdings Ltd.           240,063
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.7%              874,800  Beijing Enterprises Holdings Ltd.               1,915,677
                                                                  77,700  Shanghai Industrial Holdings Ltd.                 167,978
                                                                 426,600  Tianjin Development Holdings Ltd.                 322,030
                                                                                                                       ------------
                                                                                                                          2,405,685
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                               5,599  China Life Insurance Co. Ltd. (b)                 247,346
                                                                  32,200  Ping An Insurance Group Co. of China Ltd.         155,439
                                                                                                                       ------------
                                                                                                                            402,785
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.1%                                683,800  Xiamen International Port Co. Ltd. (a)            210,257
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.7%           449,300  China Shenhua Energy Co. Ltd. Class H           1,100,095
                                                               1,185,200  Yanzhou Coal Mining Co. Ltd.                    1,099,260
                                                                                                                       ------------
                                                                                                                          2,199,355
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.1%                           818,500  Guangshen Railway Co. Ltd.                        486,230
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%          93,400  Hainan Meilan International Airport Co., Ltd.      54,074
                                                                 158,000  Jiangsu Express                                   114,265
                                                                                                                       ------------
                                                                                                                            168,339
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                    11,300  China Communications Services Corp. Ltd. (a)        7,193
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in China                    6,382,344
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.4%      Commercial Banks - 0.4%                       26,620  Danske Bank A/S                                 1,226,248
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Denmark                  1,226,248
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 0.4%      Electric Utilities - 0.4%                     42,240  Fortum Oyj                                      1,165,408
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Finland                  1,165,408
-----------------------------------------------------------------------------------------------------------------------------------
France - 3.9%       Aerospace & Defense - 0.2%                    22,900  European Aeronautic Defense and Space Co.         765,481
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.7%                            12,960  Peugeot SA                                        853,864
                                                                  12,072  Renault SA                                      1,500,081
                                                                                                                       ------------
                                                                                                                          2,353,945
                    ---------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

                                                                  Shares
Country             Industry                                        Held  Common Stocks                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.1%                       16,287  BNP Paribas                                  $  1,824,108
                                                                  40,019  Credit Agricole SA                              1,723,137
                                                                                                                       ------------
                                                                                                                          3,547,245
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.2%              5,064  Vinci SA                                          700,380
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 31,500  France Telecom SA                                 875,691
                    Services - 0.3%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.3%                     15,418  Electricite de France                           1,076,795
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.2%                              17,562  AXA                                               744,753
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.3%                               4,107  Vallourec                                       1,071,454
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.6%            28,900  Total SA                                        1,964,384
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in France                  13,100,128
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 3.0%      Air Freight & Logistics - 0.3%                35,684  Deutsche Post AG                                1,101,002
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.3%                            16,305  Bayerische Motoren Werke AG                       999,624
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.9%                              14,452  BASF AG                                         1,397,116
                                                                  25,787  Bayer AG                                        1,531,523
                                                                                                                       ------------
                                                                                                                          2,928,639
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.3%             13,315  Hochtief AG                                     1,091,393
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.2%                5,004  Siemens AG                                        555,606
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.7%                               7,892  Allianz AG Registered Shares                    1,580,835
                                                                   5,151  Muenchener Rueckversicherungs AG Registered
                                                                          Shares                                            816,715
                                                                                                                       ------------
                                                                                                                          2,397,550
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.3%                        10,469  RWE AG                                          1,096,242
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Germany                 10,170,056
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.2%    Commercial Banks - 0.2%                       31,300  HSBC Holdings Plc Hong Kong Registered            571,658
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.1%               554,000  Lenovo Group Ltd.                                 225,723
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                    135,600  Cheung Kong Infrastructure Holdings Ltd.          490,543
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.3%              104,300  Hutchison Whampoa Ltd.                          1,038,557
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                      49,200  Cheung Kong Holdings Ltd.                         649,790
                    Development - 0.5%                            59,900  Sun Hung Kai Properties Ltd.                      727,488
                                                                 127,000  Wharf Holdings Ltd.                               469,591
                                                                                                                       ------------
                                                                                                                          1,846,869
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Hong Kong                4,173,350
-----------------------------------------------------------------------------------------------------------------------------------
Hungary - 0.2%      Oil, Gas & Consumable Fuels - 0.2%             6,868  Mol Magyar Olaj- es Gazipari Rt.                  714,233
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Hungary                    714,233
-----------------------------------------------------------------------------------------------------------------------------------
India - 3.0%        Automobiles - 0.2%                             5,700  Bajaj Auto Ltd.                                   358,780
                                                                  15,564  Tata Motors Ltd.                                  310,162
                                                                                                                       ------------
                                                                                                                            668,942
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                       30,800  Karnataka Bank Ltd.                               119,992
                                                                  15,600  State Bank of India Ltd.                          403,528
                                                                                                                       ------------
                                                                                                                            523,520
                    ---------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

                                                                  Shares
Country             Industry                                        Held  Common Stocks                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.1%                152,600  Gujarat Ambuja Cements Ltd.                  $    475,634
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial                          4,100  Reliance Capital Ltd.                              57,777
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                      6,150  Reliance Energy Ltd.                               71,687
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.0%                          82,000  Reliance Natural Resources Ltd. (a)                49,130
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.2%                            16,900  Infosys Technologies Ltd.                         860,888
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.3%                                  50,057  Wire and Wireless India Ltd. (a)                  138,795
                                                                  45,261  Zee News Ltd. (a)                                  34,232
                                                                 100,114  Zee Telefilms Ltd.                                711,883
                                                                                                                       ------------
                                                                                                                            884,910
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 1.1%             8,300  Hindustan Petroleum Corp.                          58,763
                                                                 116,000  Reliance Industries Ltd.                        3,592,375
                                                                                                                       ------------
                                                                                                                          3,651,138
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                         6,150  Wockhardt Ltd.                                     48,950
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.2%                            13,100  Container Corp. of India                          602,217
                    ---------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage Finance - 0.3%             22,700  Housing Development Finance Corp.                 863,795
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                   140,000  Reliance Communication Ventures Ltd. (a)        1,466,219
                    Services - 0.4%
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in India                   10,224,807
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.6%      Commercial Banks - 0.4%                       47,623  Allied Irish Banks Plc                          1,371,765
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%                 13,920  CRH Plc                                           552,278
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Ireland                  1,924,043
-----------------------------------------------------------------------------------------------------------------------------------
Israel - 0.2%       Communications Equipment - 0.1%               58,300  ECI Telecom Ltd. (a)(b)                           496,716
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.1%                         6,300  Teva Pharmaceutical Industries Ltd. (b)           221,130
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.0%                                4,251  Ectel Ltd. (a)(b)                                  22,190
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Israel                     740,036
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 2.2%        Commercial Banks - 1.0%                      178,657  Banca Intesa SpA                                1,351,980
                                                                 201,534  UniCredito Italiano SpA                         1,872,140
                                                                                                                       ------------
                                                                                                                          3,224,120
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                251,061  Telecom Italia SpA                                743,389
                    Services - 0.5%                              427,550  Telecom Italia SpA (RNC)                        1,073,735
                                                                                                                       ------------
                                                                                                                          1,817,124
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.7%            68,832  ENI SpA                                         2,218,506
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Italy                    7,259,750
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 11.2%       Auto Components - 0.2%                        15,800  Toyota Industries Corp.                           740,959
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.6%                             7,400  Honda Motor Co., Ltd.                             290,823
                                                                  61,200  Suzuki Motor Corp.                              1,763,784
                                                                                                                       ------------
                                                                                                                          2,054,607
                    ---------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

                                                                  Shares
Country             Industry                                        Held  Common Stocks                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Beverages - 0.6%                                  39  Coca-Cola Central Japan Co., Ltd.            $    307,279
                                                                  49,075  Coca-Cola West Holdings Co., Ltd.               1,094,826
                                                                  15,000  Hokkaido Coca-Cola Bottling Co., Ltd.              89,364
                                                                  39,500  Mikuni Coca-Cola Bottling Co., Ltd.               390,601
                                                                                                                       ------------
                                                                                                                          1,882,070
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.2%                      29,200  Asahi Glass Co., Ltd.                             386,044
                                                                   2,800  Daikin Industries Ltd.                             92,909
                                                                                                                       ------------
                                                                                                                            478,953
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.2%                        31,000  Nomura Holdings, Inc.                             634,472
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.5%                              13,500  Shin-Etsu Chemical Co., Ltd.                      880,502
                                                                 108,600  Sumitomo Chemical Co., Ltd.                       841,357
                                                                                                                       ------------
                                                                                                                          1,721,859
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.1%                       75,000  The Bank of Fukuoka Ltd.                          598,542
                                                                  54,000  The Bank of Kyoto Ltd.                            565,158
                                                                  52,300  The Bank of Yokohama Ltd.                         424,492
                                                                      40  Mitsubishi UFJ Financial Group, Inc.              485,357
                                                                  71,400  Shinsei Bank Ltd.                                 393,632
                                                                     110  Sumitomo Mitsui Financial Group, Inc.           1,124,161
                                                                                                                       ------------
                                                                                                                          3,591,342
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.5%             45,377  JGC Corp.                                         793,523
                                                                  32,000  Kinden Corp.                                      259,041
                                                                 145,000  Okumura Corp.                                     760,339
                                                                                                                       ------------
                                                                                                                          1,812,903
                    ---------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.2%                       14,700  Credit Saison Co., Ltd.                           530,317
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial                         65,000  RHJ International (a)                           1,347,019
                    Services - 0.6%                               41,200  RHJ International (a)(b)(f)                       853,803
                                                                                                                       ------------
                                                                                                                          2,200,822
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                        10,000  Murata Manufacturing Co., Ltd.                    711,017
                    Instruments - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.3%                4,200  Ministop Co., Ltd.                                 70,940
                                                                  34,000  Seven & I Holdings Co. Ltd.                     1,023,755
                                                                                                                       ------------
                                                                                                                          1,094,695
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.2%                          40,100  Ajinomoto Co., Inc.                               506,434
                                                                   5,200  House Foods Corp.                                  82,544
                                                                                                                       ------------
                                                                                                                            588,978
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.3%                         195,000  Tokyo Gas Co., Ltd.                             1,010,732
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.1%                      6,600  Rinnai Corp.                                      197,193
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 2.6%                             236,200  Aioi Insurance Co., Ltd.                        1,647,978
                                                                  82,000  Millea Holdings, Inc.                           2,947,447

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

                                                                  Shares
Country             Industry                                        Held  Common Stocks                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 220,030  Mitsui Sumitomo Insurance Co., Ltd.          $  2,642,147
                                                                 199,300  Nipponkoa Insurance Co., Ltd.                   1,639,681
                                                                                                                       ------------
                                                                                                                          8,877,253
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.3%                              91,800  Kubota Corp.                                      969,231
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.2%                                  36,900  Toho Co., Ltd.                                    679,120
                    ---------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.4%                     23,000  Canon, Inc.                                     1,213,775
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.6%                        25,800  Takeda Pharmaceutical Co., Ltd.                 1,687,741
                                                                  22,100  Tanabe Seiyaku Co., Ltd.                          299,226
                                                                                                                       ------------
                                                                                                                          1,986,967
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                         235  NTT Urban Development Co.                         472,024
                    Development - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.2%                               110  East Japan Railway Co.                            764,918
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.2%                                   155  Japan Tobacco, Inc.                               744,491
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies &                           52,000  Mitsubishi Corp.                                1,056,930
                    Distributors - 0.3%
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                     1,160  NTT DoCoMo, Inc.                                1,764,984
                    Services - 0.5%                                   15  Okinawa Cellular Telephone Co.                     41,977
                                                                                                                       ------------
                                                                                                                          1,806,961
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Japan                   37,822,589
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.7%     Diversified Telecommunication                 28,400  Telekom Malaysia Bhd                               83,708
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.3%                    245,841  Tenaga Nasional Bhd                               864,540
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.2%                         158,500  IOI Corp. Bhd                                     831,945
                    ---------------------------------------------------------------------------------------------------------------
                    Independent Power Producers & Energy          11,700  Malakoff Bhd                                       33,758
                    Traders - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.1%                                34,400  British American Tobacco Malaysia Bhd             430,655
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%          83,900  PLUS Expressways Bhd                               68,842
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                    52,800  Maxis Communications Bhd                          173,385
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Malaysia                 2,486,833
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.6%       Beverages - 0.2%                               6,000  Fomento Economico Mexicano, SA de CV (b)          720,420
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.4%                                  42,250  Grupo Televisa, SA (b)                          1,244,685
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Mexico                   1,965,105
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.7%  Diversified Financial                         33,356  ING Groep NV CVA                                1,465,497
                    Services - 0.4%
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.3%                        20,718  Arcelor Mittal                                    979,749
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the Netherlands          2,445,246
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.1%  Diversified Telecommunication                 32,300  Telecom Corp. of New Zealand Ltd.                 110,865
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                     26,900  Contact Energy Ltd.                               159,954
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in New Zealand                270,819
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.4%       Diversified Telecommunication                 11,000  Telenor ASA                                       224,464
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.3%            39,826  Statoil ASA                                     1,069,942
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Norway                   1,294,406
-----------------------------------------------------------------------------------------------------------------------------------
Peru - 0.1%         Metals & Mining - 0.1%                         3,400  Southern Copper Corp.                             212,500
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Peru                       212,500
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

                                                                  Shares
Country             Industry                                        Held  Common Stocks                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 2.2%    Commercial Banks - 0.1%                       80,000  Oversea-Chinese Banking Corp.                $    412,537
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                821,960  Singapore Telecommunications Ltd.               1,877,934
                    Services - 0.6%
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                      234,675  Parkway Holdings Ltd.                             497,383
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.7%              270,500  Fraser and Neave Ltd.                             929,728
                                                                 110,300  Keppel Corp. Ltd.                               1,292,079
                                                                                                                       ------------
                                                                                                                          2,221,807
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                     287,600  CapitaLand Ltd.                                 1,262,515
                    Development - 0.6%                           154,300  Keppel Land Ltd.                                  753,624
                                                                                                                       ------------
                                                                                                                          2,016,139
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                   310,100  MobileOne Ltd.                                    438,122
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Singapore                7,463,922
-----------------------------------------------------------------------------------------------------------------------------------
South               Metals & Mining - 0.1%                        14,900  Gold Fields Ltd. (b)                              251,661
Africa - 0.1%       ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%             4,100  Sasol Ltd.                                        139,709
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in South Africa               391,370
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 2.7%  Commercial Banks - 0.4%                       14,600  Daegu Bank                                        241,850
                                                                   5,700  Hana Financial Group, Inc.                        282,206
                                                                   7,000  Kookmin Bank                                      557,653
                                                                  19,000  Pusan Bank                                        244,280
                                                                                                                       ------------
                                                                                                                          1,325,989
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 58,200  KT Corp. (b)                                    1,344,420
                    Services - 0.4%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.2%                     16,100  Korea Electric Power Corp.                        732,578
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.1%                    7,000  LS Cable Ltd.                                     248,316
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                        19,300  Fine DNC Co., Ltd.                                 87,127
                    Instruments - 0.1%                            16,662  Interflex Co., Ltd.                               110,051
                                                                                                                       ------------
                                                                                                                            197,178
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.1%                           3,800  CJ Corp.                                          413,714
                                                                     400  Nong Shim Co., Ltd.                               109,157
                                                                                                                       ------------
                                                                                                                            522,871
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.1%          48,130  Paradise Co. Ltd.                                 197,366
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.3%                              10,700  Dongbu Insurance Co., Ltd.                        283,750
                                                                  41,100  Korean Reinsurance Co.                            540,009
                                                                  42,200  Meritz Fire & Marine Insurance Co. Ltd.           266,765
                                                                                                                       ------------
                                                                                                                          1,090,524
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.6%                         3,100  POSCO                                           1,089,606
                                                                   9,400  POSCO (b)                                         828,892
                                                                                                                       ------------
                                                                                                                          1,918,498
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                        3,100  Lotte Shopping Co. (a)(b)(f)                       60,337
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                     4,200  Cheil Industries, Inc.                            163,656
                    Goods - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.3%                                18,100  KT&G Corp.                                      1,101,572
                    ---------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

                                                                  Shares
Country             Industry                                        Held  Common Stocks                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                       900  SK Telecom Co., Ltd.                         $    192,082
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in South Korea              9,095,387
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 0.6%        Commercial Banks - 0.6%                       78,368  Banco Bilbao Vizcaya Argentaria SA              1,959,355
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%          13,500  Cintra Concesiones de Infraestructuras de
                                                                          Transporte SA                                     222,033
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Spain                    2,181,388
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.3%       Diversified Financial                         46,907  Investor AB                                     1,140,050
                    Services - 0.3%
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Sweden                   1,140,050
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 1.7%  Capital Markets - 1.3%                        34,539  Credit Suisse Group                             2,449,317
                                                                  31,974  UBS AG                                          2,009,936
                                                                                                                       ------------
                                                                                                                          4,459,253
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.4%                              14,952  Swiss Reinsurance Registered Shares             1,249,282
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                         3,100  Novartis AG (b)                                   178,839
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Switzerland              5,887,374
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 1.0%       Commercial Banks - 0.2%                      431,000  Chinatrust Financial Holding Co.                  363,254
                                                                 226,000  SinoPac Financial Holdings Co., Ltd.              114,655
                                                                 186,400  Taishin Financial Holdings Co., Ltd.              104,163
                                                                                                                       ------------
                                                                                                                            582,072
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial                        285,200  Fubon Financial Holding Co. Ltd.                  261,438
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                127,900  Chunghwa Telecom Co Ltd.                          246,061
                    Services - 0.4%                               47,634  Chunghwa Telecom Co. Ltd. (b)                     986,500
                                                                                                                       ------------
                                                                                                                          1,232,561
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                       222,045  Delta Electronics, Inc.                           728,141
                    Instruments - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                             246,308  Cathay Financial Holding Co., Ltd.                547,675
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Taiwan                   3,351,887
-----------------------------------------------------------------------------------------------------------------------------------
Thailand - 0.6%     Commercial Banks - 0.2%                      408,600  Siam Commercial Bank PCL                          693,738
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.1%                 41,400  Siam Cement PCL Foreign Shares                    290,188
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                       123,100  Hana Microelectronics PCL                          85,019
                    Instruments - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                          38,800  Thai Union Frozen Products PCL Foreign Shares      25,993
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                    325,600  Land and Houses PCL Foreign Shares                 64,705
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.2%           107,900  PTT Exploration & Production PCL                  293,426
                                                                  61,800  PTT PCL                                           353,905
                                                                                                                       ------------
                                                                                                                            647,331
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%         163,000  Airports of Thailand PCL                          236,878
                                                                  58,400  Bangkok Expressway PCL Foreign Shares              39,662
                                                                                                                       ------------
                                                                                                                            276,540
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Thailand                 2,083,514
-----------------------------------------------------------------------------------------------------------------------------------
United              Aerospace & Defense - 0.4%                   153,886  BAE Systems Plc                                 1,268,367
Kingdom - 6.0%      ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.2%                              10,400  Diageo Plc (b)                                    818,792
                    ---------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

                                                                  Shares
Country             Industry                                        Held  Common Stocks                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.0%                      117,106  Barclays Plc                                 $  1,708,644
                                                                  72,846  HBOS Plc                                        1,594,248
                                                                                                                       ------------
                                                                                                                          3,302,892
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial                         82,720  Guinness Peat Group Plc                           144,892
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.4%                          25,500  Cadbury Schweppes Plc (b)                       1,156,170
                                                                  32,500  RHM Plc                                           251,821
                                                                                                                       ------------
                                                                                                                          1,407,991
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.7%                              84,479  Aviva Plc                                       1,366,748
                                                                  86,439  Prudential Plc                                  1,170,235
                                                                                                                       ------------
                                                                                                                          2,536,983
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                  10,850  NTL, Inc.                                         295,663
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.7%            71,042  Royal Dutch Shell Plc Class B                   2,387,122
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.7%                        83,619  GlaxoSmithKline Plc                             2,257,874
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.2%                      112,376  Kesa Electricals Plc                              752,364
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.4%                                43,459  British American Tobacco Plc                    1,323,159
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                 1,160,190  Vodafone Group Plc                              3,394,896
                    Services - 1.1%                               16,394  Vodafone Group Plc (b)                            481,820
                                                                                                                       ------------
                                                                                                                          3,876,716
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the United Kingdom      20,372,815
-----------------------------------------------------------------------------------------------------------------------------------
United              Aerospace & Defense - 0.1%                       200  Boeing Co.                                         17,912
States - 31.7%                                                     1,900  General Dynamics Corp.                            148,485
                                                                     200  Lockheed Martin Corp.                              19,438
                                                                     300  Northrop Grumman Corp.                             21,282
                                                                     400  Raytheon Co.                                       20,760
                                                                   3,800  Spirit Aerosystems Holdings, Inc. Class A (a)     116,394
                                                                                                                       ------------
                                                                                                                            344,271
                    ---------------------------------------------------------------------------------------------------------------
                    Air Freight & Logistics - 0.1%                 1,500  FedEx Corp.                                       165,600
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                                  400  AMR Corp. (a)                                      14,820
                                                                     400  Continental Airlines, Inc. Class B (a)             16,596
                                                                                                                       ------------
                                                                                                                             31,416
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.2%                            16,000  General Motors Corp.                              525,440
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.3%                              15,200  The Coca-Cola Co.                                 727,776
                                                                  10,700  Constellation Brands, Inc. Class A (a)            264,718
                                                                   5,100  PepsiAmericas, Inc.                               112,455
                                                                                                                       ------------
                                                                                                                          1,104,949
                    ---------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.1%                           1,100  Amgen, Inc. (a)                                    77,407
                                                                  12,600  Senomyx, Inc. (a)                                 184,212
                                                                                                                       ------------
                                                                                                                            261,619
                    ---------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

                                                                  Shares
Country             Industry                                        Held  Common Stocks                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.6%                           300  Ameriprise Financial, Inc.                   $     17,688
                                                                  24,300  The Bank of New York Co., Inc.                    972,243
                                                                     100  The Bear Stearns Cos., Inc.                        16,485
                                                                     100  Goldman Sachs Group, Inc.                          21,216
                                                                   1,400  Lehman Brothers Holdings, Inc.                    115,136
                                                                   1,200  Mellon Financial Corp.                             51,288
                                                                     200  Morgan Stanley                                     16,558
                                                                  13,400  Northern Trust Corp.                              814,050
                                                                                                                       ------------
                                                                                                                          2,024,664
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                               6,300  E.I. du Pont de Nemours & Co.                     312,228
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.6%                        7,900  Fifth Third Bancorp                               315,210
                                                                     500  National City Corp.                                18,925
                                                                 400,000  Preferred Term Securities XXIV, Ltd. (f)          398,000
                                                                   1,200  Santander BanCorp                                  22,200
                                                                   7,400  Wachovia Corp.                                    418,100
                                                                  24,000  Wells Fargo & Co.                                 862,080
                                                                                                                       ------------
                                                                                                                          2,034,515
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services &                            400  Waste Management, Inc.                             15,192
                    Supplies - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 2.0%              174,800  3Com Corp. (a)                                    681,720
                                                                   1,200  Avaya, Inc. (a)                                    15,396
                                                                  83,700  Cisco Systems, Inc. (a)                         2,225,583
                                                                  79,900  Comverse Technology, Inc. (a)                   1,546,065
                                                                  14,600  Extreme Networks, Inc. (a)                         60,590
                                                                   6,748  JDS Uniphase Corp. (a)                            120,015
                                                                  46,000  Motorola, Inc.                                    913,100
                                                                  29,100  QUALCOMM, Inc.                                  1,095,906
                                                                   4,500  Tellabs, Inc. (a)                                  45,315
                                                                                                                       ------------
                                                                                                                          6,703,690
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 1.4%                16,000  Apple Computer, Inc. (a)                        1,371,680
                                                                  13,200  Hewlett-Packard Co.                               571,296
                                                                  22,400  International Business Machines Corp.           2,220,960
                                                                  86,000  Sun Microsystems, Inc. (a)                        571,040
                                                                                                                       ------------
                                                                                                                          4,734,976
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.6%             37,600  Foster Wheeler Ltd. (a)                         2,010,472
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.1%                 13,200  Crown Holdings, Inc. (a)                          291,324
                                                                  17,400  Smurfit-Stone Container Corp. (a)                 187,920
                                                                                                                       ------------
                                                                                                                            479,244
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial                         25,100  Bank of America Corp.                           1,319,758
                    Services - 1.2%                                  200  CIT Group, Inc.                                    11,792

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

                                                                  Shares
Country             Industry                                        Held  Common Stocks                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  45,700  Citigroup, Inc.                              $  2,519,441
                                                                   4,300  JPMorgan Chase & Co.                              218,999
                                                                                                                       ------------
                                                                                                                          4,069,990
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 36,397  AT&T Inc.                                       1,369,619
                    Services - 1.1%                                9,000  Cincinnati Bell, Inc. (a)                          43,740
                                                                   1,835  Embarq Corp.                                      101,861
                                                                  15,300  General Communication, Inc. Class A (a)           236,538
                                                                   1,800  Qwest Communications International Inc. (a)        14,670
                                                                  45,200  Verizon Communications, Inc.                    1,741,104
                                                                   9,291  Windstream Corp.                                  138,250
                                                                                                                       ------------
                                                                                                                          3,645,782
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.2%                        300  Edison International                               13,494
                                                                  16,800  PPL Corp.                                         598,080
                                                                                                                       ------------
                                                                                                                            611,574
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 1.5%             2,450  Baker Hughes, Inc.                                169,123
                                                                  10,700  Complete Production Services, Inc. (a)            212,609
                                                                   8,300  ENSCO International, Inc.                         422,221
                                                                  14,300  GlobalSantaFe Corp.                               829,543
                                                                  16,300  Grant Prideco, Inc. (a)                           638,634
                                                                  11,100  Halliburton Co.                                   327,894
                                                                  22,400  Key Energy Services, Inc. (a)                     368,480
                                                                   6,500  National Oilwell Varco, Inc. (a)                  394,160
                                                                   3,250  Noble Corp.                                       243,587
                                                                  15,400  Schlumberger Ltd.                                 977,746
                                                                   4,050  Transocean, Inc. (a)                              313,349
                                                                   6,550  Weatherford International Ltd. (a)                264,489
                                                                                                                       ------------
                                                                                                                          5,161,835
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.3%                8,400  CVS Corp.                                         282,660
                                                                     800  The Kroger Co.                                     20,480
                                                                   5,391  SUPERVALU Inc.                                    204,750
                                                                     600  Safeway, Inc.                                      21,618
                                                                   4,300  Wal-Mart Stores, Inc.                             205,067
                                                                   4,300  Walgreen Co.                                      194,790
                                                                                                                       ------------
                                                                                                                            929,365
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.2%                          13,200  ConAgra Foods, Inc.                               339,372
                                                                     400  General Mills, Inc.                                22,896
                                                                     500  Kraft Foods, Inc.                                  17,460
                                                                  10,700  Sara Lee Corp.                                    183,505
                                                                                                                       ------------
                                                                                                                            563,233
                    ---------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

                                                                  Shares
Country             Industry                                        Held  Common Stocks                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                        3,500  Bausch & Lomb, Inc.                          $    194,880
                    Supplies - 0.2%                                5,200  Baxter International, Inc.                        258,232
                                                                   7,950  Boston Scientific Corp. (a)                       146,677
                                                                                                                       ------------
                                                                                                                            599,789
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                        8,800  Aetna, Inc.                                       371,008
                    Services - 1.1%                                3,300  AmerisourceBergen Corp.                           172,854
                                                                   6,475  Caremark Rx, Inc.                                 396,658
                                                                   1,810  Cigna Corp.                                       239,644
                                                                     300  Coventry Health Care, Inc. (a)                     15,465
                                                                   2,000  Health Management Associates, Inc. Class A         38,900
                                                                   6,660  HealthSouth Corp. (a)                             155,777
                                                                   3,300  Humana, Inc. (a)                                  183,150
                                                                   6,650  Manor Care, Inc.                                  354,046
                                                                     400  McKesson Corp.                                     22,300
                                                                   8,100  Medco Health Solutions, Inc. (a)                  479,601
                                                                  19,400  Tenet Healthcare Corp. (a)                        136,964
                                                                   3,900  Triad Hospitals, Inc. (a)                         165,750
                                                                   9,725  UnitedHealth Group, Inc.                          508,229
                                                                   4,525  WellPoint, Inc. (a)                               354,670
                                                                                                                       ------------
                                                                                                                          3,595,016
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.6%          37,200  Panera Bread Co. Class A (a)                    2,193,312
                    ---------------------------------------------------------------------------------------------------------------
                    Household Products - 0.1%                      5,700  The Procter & Gamble Co.                          369,759
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                               400  Accenture Ltd. Class A                             15,100
                                                                     700  Total System Services, Inc.                        21,630
                                                                                                                       ------------
                                                                                                                             36,730
                    ---------------------------------------------------------------------------------------------------------------
                    Independent Power Producers & Energy          13,200  The AES Corp. (a)                                 274,428
                    Traders - 0.5%
                                                                  26,500  Dynegy, Inc. Class A (a)                          186,825
                                                                  15,300  Mirant Corp. (a)                                  522,954
                                                                  11,000  TXU Corp.                                         594,880
                                                                                                                       ------------
                                                                                                                          1,579,087
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 1.9%              156,600  General Electric Co. (e)                        5,645,430
                                                                  27,400  Tyco International Ltd.                           873,512
                                                                                                                       ------------
                                                                                                                          6,518,942
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 3.5%                              20,000  ACE Ltd.                                        1,155,600
                                                                   8,200  The Allstate Corp.                                493,312
                                                                  52,700  American International Group, Inc.              3,607,315
                                                                   6,100  Assurant, Inc.                                    339,038
                                                                   3,400  Bristol West Holdings, Inc.                        56,338
                                                                     300  Chubb Corp.                                        15,612

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

                                                                  Shares
Country             Industry                                        Held  Common Stocks                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   3,400  Darwin Professional Underwriters, Inc. (a)   $     78,200
                                                                  24,800  Endurance Specialty Holdings Ltd.                 843,200
                                                                   1,100  Everest Re Group Ltd.                             102,960
                                                                     500  Genworth Financial, Inc. Class A                   17,450
                                                                   5,200  Hartford Financial Services Group, Inc.           493,532
                                                                  12,800  IPC Holdings, Ltd.                                376,960
                                                                     200  Lincoln National Corp.                             13,428
                                                                     500  Loews Corp.                                        21,730
                                                                     300  Loews Corp. - Carolina Group                       20,562
                                                                   6,700  Marsh & McLennan Cos., Inc.                       197,650
                                                                  10,700  Platinum Underwriters Holdings Ltd.               319,395
                                                                   3,100  Prudential Financial, Inc.                        276,303
                                                                   6,800  RenaissanceRe Holdings Ltd.                       362,236
                                                                  21,500  The St. Paul Travelers Cos., Inc.               1,093,275
                                                                  26,300  XL Capital Ltd. Class A                         1,814,700
                                                                                                                       ------------
                                                                                                                         11,698,796
                    ---------------------------------------------------------------------------------------------------------------
                    Internet & Catalog Retail - 0.0%                 500  IAC/InterActiveCorp (a)                            19,200
                    ---------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 0.1%           15,000  eBay, Inc. (a)                                    485,850
                    ---------------------------------------------------------------------------------------------------------------
                    Life Sciences Tools &                          4,750  Waters Corp. (a)                                  269,278
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                                 100  Cummins, Inc.                                      13,456
                                                                     300  Eaton Corp.                                        23,505
                                                                     400  SPX Corp.                                          28,076
                                                                     400  Terex Corp. (a)                                    22,756
                                                                                                                       ------------
                                                                                                                             87,793
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.5%                                  23,300  Comcast Corp. Class A (a)                       1,032,656
                                                                   1,800  Discovery Holding Co. (a)                          29,826
                                                                   2,313  Idearc, Inc. (a)                                   74,987
                                                                     685  Liberty Media Holding Corp. - Capital (a)          70,075
                                                                   3,425  Liberty Media Holding Corp. -
                                                                          Interactive (a)                                    83,467
                                                                     200  The McGraw-Hill Cos., Inc.                         13,416
                                                                     200  Omnicom Group                                      21,040
                                                                  11,800  Time Warner, Inc.                                 258,066
                                                                   5,350  Viacom, Inc. Class B (a)                          217,585
                                                                                                                       ------------
                                                                                                                          1,801,118
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.6%                        36,800  Alcoa, Inc.                                     1,188,640
                                                                   8,200  Freeport-McMoRan Copper & Gold, Inc. Class B      471,582
                                                                   7,300  Newmont Mining Corp.                              329,230
                                                                     200  Nucor Corp.                                        12,908
                                                                     200  United States Steel Corp.                          16,698
                                                                                                                       ------------
                                                                                                                          2,019,058
                    ---------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

                                                                  Shares
Country             Industry                                        Held  Common Stocks                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.1%                        15,400  CMS Energy Corp.                             $    257,026
                                                                     900  Centerpoint Energy, Inc.                           15,534
                                                                     300  PG&E Corp.                                         14,004
                                                                     200  Sempra Energy                                      11,476
                                                                                                                       ------------
                                                                                                                            298,040
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                          900  Big Lots, Inc. (a)                                 23,337
                                                                     700  Family Dollar Stores, Inc.                         22,680
                                                                     200  JC Penney Co., Inc.                                16,248
                                                                     300  Kohl's Corp. (a)                                   21,273
                                                                     300  Nordstrom, Inc.                                    16,713
                                                                     100  Sears Holdings Corp. (a)                           17,665
                                                                                                                       ------------
                                                                                                                            117,916
                    ---------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.0%                        600  Xerox Corp. (a)                                    10,320
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 3.5%            20,350  Chevron Corp.                                   1,483,108
                                                                  16,700  ConocoPhillips                                  1,109,047
                                                                   4,700  Consol Energy, Inc.                               161,821
                                                                   4,000  Devon Energy Corp.                                280,360
                                                                 145,900  El Paso Corp.                                   2,264,368
                                                                  49,100  Exxon Mobil Corp. (e)                           3,638,310
                                                                   9,750  Foundation Coal Holdings, Inc.                    324,480
                                                                   7,400  Hess Corp.                                        399,526
                                                                   5,750  Marathon Oil Corp.                                519,455
                                                                   8,300  Murphy Oil Corp.                                  412,593
                                                                   4,750  Noble Energy, Inc.                                253,698
                                                                  16,600  Occidental Petroleum Corp.                        769,576
                                                                   4,100  Pogo Producing Co.                                203,155
                                                                   5,000  Stone Energy Corp. (a)                            169,950
                                                                                                                       ------------
                                                                                                                         11,989,447
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.1%                13,800  International Paper Co.                           465,060
                    ---------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.1%                       7,200  Avon Products, Inc.                               247,608
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 2.0%                         9,500  Abbott Laboratories                               503,500
                                                                  11,700  Bristol-Myers Squibb Co.                          336,843
                                                                   6,600  Eli Lilly & Co.                                   357,192
                                                                  31,700  Johnson & Johnson                               2,117,560
                                                                     900  King Pharmaceuticals, Inc. (a)                     16,074
                                                                  18,975  Merck & Co., Inc.                                 849,131
                                                                  48,000  Pfizer, Inc.                                    1,259,520
                                                                  19,600  Schering-Plough Corp.                             490,000

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

                                                                  Shares
Country             Industry                                        Held  Common Stocks                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   3,350  Watson Pharmaceuticals, Inc. (a)             $     91,187
                                                                  13,900  Wyeth                                             686,799
                                                                                                                       ------------
                                                                                                                          6,707,806
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts                  3,100  Ventas, Inc.                                      143,375
                    (REITs) - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 1.9%                            30,300  CSX Corp.                                       1,114,737
                                                                  11,800  Norfolk Southern Corp.                            585,870
                                                                  47,200  Union Pacific Corp.                             4,767,200
                                                                                                                       ------------
                                                                                                                          6,467,807
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                 2,800  Agere Systems, Inc. (a)                            56,392
                    Equipment - 0.3%
                                                                  42,000  Genesis Microchip, Inc. (a)                       332,220
                                                                  25,500  Intel Corp.                                       534,480
                                                                                                                       ------------
                                                                                                                            923,092
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 2.2%                                  500  BMC Software, Inc. (a)                             17,195
                                                                   6,900  Borland Software Corp. (a)                         37,674
                                                                  72,200  CA, Inc.                                        1,772,510
                                                                     500  McAfee, Inc. (a)                                   14,630
                                                                 146,800  Microsoft Corp. (e)                             4,530,248
                                                                 103,100  Novell, Inc. (a)                                  747,475
                                                                  23,800  TIBCO Software, Inc. (a)                          220,864
                                                                                                                       ------------
                                                                                                                          7,340,596
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                          600  American Eagle Outfitters, Inc.                    19,428
                                                                     300  Office Depot, Inc. (a)                             11,217
                                                                     400  The Sherwin-Williams Co.                           27,640
                                                                     400  Staples, Inc.                                      10,288
                                                                     600  TJX Cos., Inc.                                     17,742
                                                                                                                       ------------
                                                                                                                             86,315
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                     1,350  Hanesbrands, Inc. (a)                              34,533
                    Goods - 0.0%                                  38,100  Unifi, Inc. (a)                                   103,251
                                                                                                                       ------------
                                                                                                                            137,784
                    ---------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage Finance - 0.2%                126  Accredited Home Lenders Holding Co. (a)             3,499
                                                                     500  Countrywide Financial Corp.                        21,740
                                                                   8,775  Fannie Mae                                        496,051
                                                                   3,640  Washington Mutual, Inc.                           162,308
                                                                                                                       ------------
                                                                                                                            683,598
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.3%                                 7,100  Alliance One International, Inc. (a)               54,457
                                                                   9,300  Altria Group, Inc.                                812,727
                                                                                                                       ------------
                                                                                                                            867,184
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.5%          48,700  Macquarie Infrastructure Co. Trust              1,785,829
                    ---------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

                                                                  Shares
Country             Industry                                        Held  Common Stocks                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                    13,400  Alltel Corp.                                 $    821,286
                    Services - 0.6%                               75,000  Sprint Nextel Corp.                             1,337,250
                                                                     300  Telephone & Data Systems, Inc.                     16,785
                                                                                                                       ------------
                                                                                                                          2,175,321
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the United States      107,450,881
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks
                                                                          (Cost - $240,073,700) - 82.7%                 280,062,056
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
United              Thrifts & Mortgage Finance - 0.1%                  5  Fannie Mae Series 2004-1, 5.375% (c)              501,112
States - 0.1%       ---------------------------------------------------------------------------------------------------------------
                                                                          Total Preferred Stocks
                                                                          (Cost - $460,000) - 0.1%                          501,112
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.5%                                                     38,000  iShares MSCI Brazil (Free) Index Fund           1,801,200
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Exchange-Traded Funds in Brazil           1,801,200
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 1.1%                                                76,100  iShares MSCI South Korea Index Fund             3,596,486
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Exchange-Traded Funds in South Korea      3,596,486
-----------------------------------------------------------------------------------------------------------------------------------
United                                                            37,600  Consumer Staples Select Sector SPDR Fund        1,002,040
States - 1.4%                                                     37,900  Health Care Select Sector SPDR Fund             1,307,929
                                                                  15,400  iShares Dow Jones US Telecommunications
                                                                          Sector Index Fund                                 473,550
                                                                   4,900  Telecom HOLDRs Trust                              179,340
                                                                  51,500  Utilities Select Sector SPDR Fund               1,884,385
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Exchange-Traded Funds in the
                                                                          United States                                   4,847,244
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Exchange-Traded Funds
                                                                          (Cost - $9,201,091) - 3.0%                     10,244,930
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Mutual Funds (a)
-----------------------------------------------------------------------------------------------------------------------------------
Vietnam - 0.7%      Diversified Financial                        552,000  Vietnam Enterprise Investments Ltd. -
                    Services - 0.3%                                       C Shares                                          828,000
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.4%                      340,440  Vietnam Opportunity Fund Ltd.                   1,424,741
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Mutual Funds (Cost - $1,367,767) - 0.7%   2,252,741
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Face
                                                                  Amount  Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 0.0%       Metals & Mining - 0.0%                USD     30,000  Bema Gold Corp., 3.25% due 2/25/2011 (c)           38,083
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds in Canada                    38,083
-----------------------------------------------------------------------------------------------------------------------------------
China - 0.4%        Automobiles - 0.0%                           170,000  Brilliance China Finance Ltd.,
                                                                          0% due 6/07/2011 (c)(h)                           189,125
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                      SGD    400,000  Bio-Treat Technology Ltd., 0%
                                                                          due 1/18/2013 (c)(h)                              274,142
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.1%                  HKD  2,780,000  Chaoda Modern Agriculture Holdings Ltd., 0%
                                                                          due 5/08/2011 (c)(h)                              404,134
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.2%       USD    445,000  Beijing Enterprises Investment Ltd., 0%
                                                                          due 12/21/2010 (c)(h)                             542,344
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds in China                  1,409,745
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.1%    Real Estate Management &                     200,000  Hongkong Land CB 2005 Ltd., 2.75%
                    Development - 0.1%                                    due 12/21/2012 (c)                                251,000
                    ---------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

                                                                    Face
Country             Industry                                      Amount  Corporate Bonds                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Trading Companies &                   USD     80,000  Noble Group Ltd., 0.90% due 4/20/2009 (c)    $     81,000
                    Distributors - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds in Hong Kong                332,000
-----------------------------------------------------------------------------------------------------------------------------------
India - 0.4%        Automobiles - 0.3%                           770,000  Tata Motors Ltd., 1% due 4/27/2011 (c)            972,086
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                       100,000  Gujarat NRE Coke Ltd., 0% due
                                                                          4/12/2011 (c)(h)                                   86,000
                    ---------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage Finance - 0.1%            400,000  Housing Development Finance Corp., 0%
                                                                          due 9/27/2010 (c)(h)                              498,564
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds in India                  1,556,650
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.4%     Diversified Financial                        600,000  Feringghi Capital Ltd., 0% due
                    Services - 0.2%                                       12/22/2009 (c)(h)                                 642,000
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                          40,000  IOI Investment Bhd, 0% due 9/18/2009 (c)(h)        70,549
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants &                 MYR    690,000  Berjaya Land Bhd, 8% due 8/15/2011 (c)            200,564
                    Leisure - 0.1%
                                                                 420,000  Resorts World Bhd, 0% due 9/19/2008 (c)(h)        140,980
                                                                                                                       ------------
                                                                                                                            341,544
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.1%                USD    200,000  YTL Power Finance Cayman Ltd., 0% due
                                                                          5/09/2010 (c)(h)                                  227,000
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds in Malaysia               1,281,093
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.1%       Construction Materials - 0.1%                200,000  Taiwan Cement Corp., 0% due 3/03/2009 (c)(h)      311,749
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                              20,000  Shin Kong Financial Holding Co. Ltd., 0%
                                                                          due 6/17/2009 (c)(h)                               23,200
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds in Taiwan                   334,949
-----------------------------------------------------------------------------------------------------------------------------------
United              Biotechnology - 0.0%                          90,000  Cell Genesys, Inc., 3.125% due 11/01/2011 (c)      67,387
States - 0.2%                                                     50,000  Nabi Biopharmaceuticals, 2.875%
                                                                          due 4/15/2025 (c)                                  44,125
                                                                                                                       ------------
                                                                                                                            111,512
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.2%           480,000  McMoRan Exploration Co., 5.25% due
                                                                          10/06/2011 (c)                                    487,800
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds in the United States        599,312
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds
                                                                          (Cost - $5,013,928) - 1.6%                      5,551,832
-----------------------------------------------------------------------------------------------------------------------------------
Country/Region                                                            Structured Notes
-----------------------------------------------------------------------------------------------------------------------------------
Europe - 1.2%                                                  2,000,000  Goldman Sachs & Co.
                                                                          (Dow Jones EURO STOXX 50(R) Index Linked
                                                                          Notes), due 6/20/2008 (a)(i)                    2,029,256
                                                               2,000,000  JPMorgan Chase & Co. (Dow Jones EURO STOXX
                                                                          50(R) Index Linked Notes), due
                                                                          6/12/2008 (a)(i)                                2,040,400
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Structured Notes in Europe                4,069,656
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.5%                                                 1,500,000  Goldman Sachs & Co. (DAX Linked Notes),
                                                                          due 10/19/2007 (a)(i)                           1,681,080
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Structured Notes in Germany               1,681,080
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 1.8%                                                   4,000,000  Goldman Sachs & Co. (TOPIX Linked Notes),
                                                                          due 1/28/2008 (a)(j)                            3,605,600
                                                               1,000,000  Goldman Sachs & Co. (TOPIX Linked Notes),
                                                                          due 2/16/2008 (a)(i)                            1,025,058

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

                                                                    Face
Country                                                           Amount  Structured Notes                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          USD  1,500,000  Goldman Sachs & Co. (TOPIX(R) Index Linked
                                                                          Notes), due 3/31/2008 (a)(i)                 $  1,476,355
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Structured Notes in Japan                 6,107,013
-----------------------------------------------------------------------------------------------------------------------------------
United                                                         7,371,000  Morgan Stanley (Bear Market Plus S&P 500
States - 3.3%                                                             Index Linked Notes), Series F, due
                                                                          7/07/2008 (a)(j)                                7,171,983
                                                                 520,000  UBS AG (Gold Linked Notes), due
                                                                          4/23/2008 (a)(i)                                  569,524
                                                                 510,000  UBS AG (Gold Linked Notes), due
                                                                          4/28/2008 (a)(i)                                  566,444
                                                                 520,000  UBS AG (Gold Linked Notes), due
                                                                          5/27/2008 (a)(i)                                  544,455
                                                                 540,000  UBS AG (Gold Linked Notes), due
                                                                          6/18/2008 (a)(i)                                  557,080
                                                                 560,000  UBS AG (Gold Linked Notes), due
                                                                          6/19/2008 (a)(i)                                  578,903
                                                                 540,000  UBS AG (Gold Linked Notes), due
                                                                          7/09/2008 (a)(i)                                  556,552
                                                                 550,000  UBS AG (Gold Linked Notes), due
                                                                          7/11/2008 (a)(i)                                  591,192
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Structured Notes in the United States    11,136,133
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Structured Notes
                                                                          (Cost - $23,111,000) - 6.8%                    22,993,882
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Securities
                                                                          (Cost - $28,124,928) - 8.4%                    28,545,714
-----------------------------------------------------------------------------------------------------------------------------------

                                                              Beneficial
                                                                Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
United                                                    USD 16,808,371  BlackRock Liquidity Series, LLC Cash Sweep
States - 5.0%                                                             Series, 5.29% (d)(g)                           16,808,371
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Short-Term Securities
                                                                          (Cost - $16,808,371) - 5.0%                    16,808,371
-----------------------------------------------------------------------------------------------------------------------------------

                                                               Number of
                                                               Contracts  Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
                    Put Options Purchased                             14  S&P 500 Flex Option, expiring March 2007 at
                                                                          USD 139                                             8,400
                                                                       2  S&P 500 Flex Option, expiring March 2007 at
                                                                          USD 139.5                                           1,300
                                                                       3  S&P 500 Flex Option, expiring March 2007 at
                                                                          USD 140                                             2,250
                                                                       6  S&P 500 Flex Option, expiring March 2007 at
                                                                          USD 140.5                                           4,860
                                                                       6  S&P 500 Flex Option, expiring March 2007 at
                                                                          USD 141                                             5,400
                                                                       7  S&P 500 Flex Option, expiring March 2007 at
                                                                          USD 141.5                                           7,210
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Options Purchased
                                                                          (Premiums Paid - $84,985) - 0.0%                   29,420
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Investments
                                                                          (Cost - $296,120,842) - 99.9%                 338,444,344
-----------------------------------------------------------------------------------------------------------------------------------

                                                                          Options Written
-----------------------------------------------------------------------------------------------------------------------------------
                    Call Options Written                           1,428  3Com Corp., expiring January 2008 at USD  5       (49,980)
                                                                     160  Apple Computer, Inc., expiring January 2008
                                                                          at USD 85                                        (240,000)
                                                                      35  Bausch & Lomb, Inc., expiring January 2008
                                                                          at USD 45                                         (48,300)
                                                                     765  Comverse Technology, Inc., expiring January
                                                                          2008 at USD 17.5                                 (298,350)
                                                                      10  Comverse Technology, Inc., expiring January
                                                                          2008 at USD 20                                     (2,350)
                                                                      78  eBay, Inc., expiring January 2008 at USD 20      (109,200)
                                                                      72  eBay, Inc., expiring January 2008 at USD 25       (69,840)
                                                                     161  El Paso Corp., expiring January 2008 at
                                                                          USD 15                                            (33,810)

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------

                                                               Number of
                                                               Contracts  Options Written                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     182  Genesis Microchip, Inc., expiring June 2007
                                                                          at USD 10                                    $     (4,550)
                                                                     205  Genesis Microchip, Inc., expiring September
                                                                          2007 at USD  7.5                                  (26,650)
                                                                     161  Motorola, Inc., expiring January 2008 at
                                                                          USD 17.5                                          (61,180)
                                                                     241  Motorola, Inc., expiring January 2008 at
                                                                          USD 20                                            (56,394)
                                                                     118  Norfolk Southern Corp., expiring January 2008
                                                                          at USD 50                                         (80,240)
                                                                     238  Nortel Networks Corp., expiring January 2008
                                                                          at USD 22.5                                      (164,220)
                                                                      90  Panera Bread Co. Class A, expiring January
                                                                          2008 at USD 50                                   (124,200)
                                                                     157  Panera Bread Co. Class A, expiring January
                                                                          2008 at USD 55                                   (160,140)
                                                                     125  Panera Bread Co. Class A, expiring January
                                                                          2008 at USD 60                                    (92,500)
                                                                     291  QUALCOMM, Inc., expiring January 2008 at
                                                                          USD 40                                           (122,220)
                                                                      73  Sprint Nextel Corp., expiring January 2008 at
                                                                          USD 20                                             (9,490)
                                                                     251  Sprint Nextel Corp., expiring January 2008 at
                                                                          USD 22.5                                          (15,562)
                                                                     238  TIBCO Software, Inc., expiring January 2008
                                                                          at USD 10                                         (29,750)
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Options Written (Premiums Received -
                                                                          $1,866,650) - (0.5%)                           (1,798,926)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Investments, Net of Options Written
                                                                          (Cost - $294,254,192*) - 99.4%                336,645,418

                                                                          Other Assets Less Liabilities - 0.6%            2,221,655
                                                                                                                       ------------
                                                                          Net Assets - 100.0%                          $338,867,073
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of January 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 295,058,905
                                                                  =============
      Gross unrealized appreciation                               $  45,461,000
      Gross unrealized depreciation                                  (3,874,487)
                                                                  -------------
      Net unrealized appreciation                                 $  41,586,513
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c)   Convertible security.
(d)   Represents the current yield as of January 31, 2007.
(e) All or a portion of security held as collateral in connection with open financial futures contracts.
(f) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(g) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                       Net             Interest
      Affiliate                                      Activity           Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                          $ 4,571,742      $   109,795
      --------------------------------------------------------------------------

(h)   Represents a zero-coupon bond.

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

(i) Security represents an index linked note. Value of the instrument is derived from the price fluctuations in the underlying index.
(j) Security represents an index linked note. Value of the instrument is inversely derived from the price fluctuations in the underlying index.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Forward foreign exchange contracts as of January 31, 2007 were as follows:

      --------------------------------------------------------------------------
      Foreign Currency                    Settlement                 Unrealized
      Purchased                              Date                   Appreciation
      --------------------------------------------------------------------------
      EUR        1,911,064               February 2007                $ 23,467
      JPY      695,100,000                March 2007                    51,381
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward
      Foreign Exchange Contracts - Net
      (USD Commitment - $8,198,777)                                   $ 74,848
                                                                      ========

o Financial futures contracts purchased as of January 31, 2007 were as follows:

      -------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Unrealized
         Number of                                                           Expiration            Face           Appreciation
         Contracts              Issue                   Exchange                Date              Value          (Depreciation)
      -------------------------------------------------------------------------------------------------------------------------
            6             Dax Index 25 Euro         Eurex Deutschland        March 2007        $ 1,292,994         $  39,264
            79              DJ Euro Stoxx           Eurex Deutschland         March 2007         4,247,802            69,526
            10             FTSE 100 Index                LIFFE                March 2007         1,209,742             5,826
            2              Hang Seng Index             Hong Kong            February 2007          261,167            (3,020)
            20          MSCI Singapore IX Ets          Singapore            February 2007          974,586            13,628
            22             OSA Nikkei 225                Osaka                March 2007         3,166,322             3,880
            27              S&P 500 Index               Chicago               March 2007         9,622,371           117,879
            33            S&P TSE 60 Index              Montreal              March 2007         4,187,206            17,994
            11              SPI 200 Index               Sydney               March 2007          1,196,328            29,880
            24            MSCI Taiwan Index            Singapore            February 2007          772,032           (19,152)
            30               TOPIX Index                 Tokyo                March 2007         3,973,586           314,614
      -------------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                                          $ 590,319
                                                                                                                   =========

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

o     Swap contracts outstanding as of January 31, 2007 were as follows:

      ----------------------------------------------------------------------------------------------------------------
                                                                                     Notional              Unrealized
                                                                                      Amount            (Depreciation)
      ----------------------------------------------------------------------------------------------------------------
      Bought credit default protection on DaimlerChrysler NA Holding
      Corp. and pay .53%

      Broker, JPMorgan Chase
      Expires June 2011                                                              $ 160,000            $    (772)

      Bought credit default protection on Carnival Corp. and pay .25%

      Broker, JPMorgan Chase
      Expires September 2011                                                         $ 310,000               (1,262)

      Bought credit default protection on Whirlpool Corp. and pay .48%

      Broker, JPMorgan Chase
      Expires September 2011                                                         $ 103,000                  (56)

      Bought credit default protection on McDonald's Corp. and pay .16%

      Broker, JPMorgan Chase
      Expires September 2011                                                         $ 103,000                 (166)

      Bought credit default protection on JC Penny Corp., Inc. and pay .53%

      Broker, JPMorgan Chase
      Expires September 2011                                                         $ 103,000                 (414)
      ----------------------------------------------------------------------------------------------------------------
      Total                                                                                               $  (2,670)
                                                                                                          =========

o     Currency Abbreviations:

      EUR   Euro
      HKD   Hong Kong Dollar
      JPY   Japanese Yen
      MYR   Malaysian Ringgit
      SGD   Singapore Dollar
      USD   U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Dynamic Equity Fund


By: /s/ Robert C. Doll, Jr.
    ------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Global Dynamic Equity Fund

Date: March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Global Dynamic Equity Fund

Date: March 26, 2007


By: /s/ Donald C. Burke
    ------------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Global Dynamic Equity Fund

Date: March 26, 2007